Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 40.51%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,020	$102,276
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,025	97,726
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,691	48,887
Vanguard Short-Term Treasury ETF (a)............................................................................		1,693	97,838
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $352,066)			346,727
		Notional
PURCHASED OPTIONS - 122.50% (b)(c)	Contracts	Amount

CALL OPTIONS - 96.42%
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $449.67......................................	23	$824,688	4,412
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $0.46..........................................	23	824,688	820,809
PUT OPTIONS - 26.08%			825,221

iShares 20+ Year Treasury Bond ETF, Expires 4/10/2023, Strike Price $117.28...................	83	850,335	131,572
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 4/10/2023, Strike Price
$110.49................................................................................................................	88	901,560	88,769
S&P 500® Mini Index, Expires 4/10/2023, Strike Price $176.97.......................................	23	824,688	2,926
TOTAL PURCHASED OPTIONS (Cost $1,177,038)			223,267
			1,048,488
Total Investments (Cost $1,529,104) - 163.01%............................................................			1,395,215
Liabilities in Excess of Other Assets - (63.01)%.............................................................			(539,319)
....................................................................................TOTAL NET ASSETS - 100.00%			$855,896

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $346,727.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	4/10/2023	$176.97	23	$(824,688)	$(425,358)
PUT OPTIONS					(425,358)

iShares 20+ Year Treasury Bond ETF...............	4/10/2023	$123.45	83	(850,335)	(176,160)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	4/10/2023	$116.30	88	(901,560)	(128,661)
S&P 500® Mini Index...................................	4/10/2023	$397.17	23	(824,688)	(100,760)
TOTAL OPTIONS WRITTEN (Premiums Received $792,213)					(405,581)
					$(830,939)